Held-For-Sale Assets - Disclosure Of Detailed Information About Assets And Liabilities Held For Sale Explanatory (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019		Dec. 31, 2018
Held For Sale Assets [Line Items]
Investments		R$ 183,850		R$ 201,975
Property, plant and equipment		38,910,834		28,425,563
Intangible assets		3,997,865		6,948,446
Borrowings and financing		17,900,361		15,777,012
Trade payables		8,887,367		8,818,870
Non-controlling interests		146,180		243,491
Assets and liabilities classified as held for sale
Held For Sale Assets [Line Items]
Held-for-sale assets		4,271,348	[1]	4,923,187
Cash, cash equivalents and cash investments		63,993	[1]	82,639
Accounts receivable		113,699	[1]	108,343
Dividends receivable	[2]	2,435,014	[1]	2,566,935
Held-for-sale asset	[2]	1,474,699	[1]	1,843,778
Other assets		74,300	[1]	145,709
Investments		4,916	[1]	19,414
Property, plant and equipment		83,400	[1]	108,768
Intangible assets		21,327	[1]	47,601
Liabilities directly associated to assets held for sale		491,225	[1]	526,870
Borrowings and financing		11,589	[1]	188
Trade payables		37,119	[1]	52,064
Other liabilities		442,517	[1]	474,618
Non-controlling interests	[3]	146,180	[1]	243,491
Total held-for-sale assets, net of the corresponding liabilities		R$ 3,633,943	[1]	R$ 4,152,826

[1]	The non-operating companies started to consolidated in the balance sheet beginning December 31, 2019, whose assets and liabilities total R$326,229 and R$78,113, respectively (see Note 1 – Company subsidiaries).
[2]	Represents the indirect interest held by PT Ventures in the dividends receivable and the fair value of the financial investment in Unitel, both classified as held for sale. The assets from the investment held in PT Ventures are measure substantially at the fair value of the investment for sale, which occurred on January 23, 2020, as referred to above, in Note 33;
[3]	Represented mainly by the Samba Luxco’s 14% stake in Africatel and, consequently, in its net assets.